PENSION AND OTHER POSTRETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 29, 2012
Defined Benefit Plans
One-percentage-point change in assumed health care cost trend rates

(In millions)	One-percentage-point Increase	One-percentage-point Decrease

Effect on total of service and interest cost components	$.02	$(.02)
Effect on postretirement benefit obligation	.5	(.4)

Plan Benefit Obligations

Plan Benefit Obligations

	Pension Benefits				U.S. Postretirement Health Benefits
	2012		2011		2012	2011
(In millions)	U.S.	Int'l	U.S.	Int'l

Change in projected benefit obligation
Projected benefit obligation at beginning of year	$835.8	$519.5	$744.8	$504.7	$12.4	$38.7
Service cost	.3	9.0	.3	11.6	–	1.3
Interest cost	40.3	24.5	40.2	26.8	.4	1.7
Participant contribution	–	4.1	–	4.7	1.2	1.2
Amendments (1)	–	–	–	–	–	(34.1)
Actuarial loss	131.5	50.5	88.5	17.0	1.7	7.0
Plan transfer (2)	2.0	.1	2.0	–	–	–
Benefits paid	(46.2)	(22.3)	(40.0)	(21.2)	(3.7)	(3.4)
Pension curtailment	–	–	–	(2.8)	–	–
Pension settlements	–	–	–	(.5)	–	–
Foreign currency translation	–	12.2	–	(9.2)	–	–
Transfer of obligations to held for sale	–	–	–	(11.6)	–	–

Projected benefit obligation at end of year	$963.7	$597.6	$835.8	$519.5	$12.0	$12.4

Accumulated benefit obligation at end of year	$961.4	$559.0	$834.2	$487.0

(1) Amendments to the U.S. postretirement plan to change premium subsidy and retiree eligibility.

(2) Plan transfer for the U.S. represented a transfer from our savings plan.

Plan Assets

Plan Assets

	Pension Benefits				U.S. Postretirement Health Benefits
	2012		2011		2012	2011
(In millions)	U.S.	Int'l	U.S.	Int'l

Change in plan assets
Plan assets at beginning of year	$551.2	$441.3	$540.0	$426.6	$–	$–
Actual return on plan assets	83.9	62.7	.7	19.7	–	–
Plan transfer (1)	2.0	–	2.0	–	–	–
Employer contribution	57.6	19.4	48.5	21.8	2.5	2.2
Participant contribution	–	4.1	–	4.7	1.2	1.2
Benefits paid	(46.2)	(22.3)	(40.0)	(21.2)	(3.7)	(3.4)
Pension settlements	–	–	–	(.5)	–	–
Foreign currency translation	–	9.8	–	(8.2)	–	–
Transfer of assets to held for sale	–	–	–	(1.6)	–	–

Plan assets at end of year	$648.5	$515.0	$551.2	$441.3	$–	$–

(1) Plan transfer for the U.S. represented a transfer from our savings plan.

Funded Status

Funded Status

	Pension Benefits				U.S. Postretirement Health Benefits
	2012		2011		2012	2011
(In millions)	U.S.	Int'l	U.S.	Int'l

Funded status of the plans
Non-current assets	$–	$38.3	$–	$35.6	$–	$–
Current liabilities	(3.9)	(2.1)	(3.7)	(2.6)	(2.7)	(2.9)
Non-current liabilities	(311.3)	(118.9)	(280.9)	(111.2)	(9.3)	(9.5)

Plan assets less than benefit obligations	$(315.2)	$(82.7)	$(284.6)	$(78.2)	$(12.0)	$(12.4)

	Pension Benefits						U.S. Postretirement Health Benefits
	2012		2011		2010		2012	2011	2010
	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Weighted-average assumptions used for determining year-end obligations
Discount rate	4.00%	3.94%	4.75%	4.80%	5.50%	5.24%	2.85%	3.75%	5.25%
Rate of increase in future compensation levels	–	2.24	–	2.79	–	2.95	–	–	–

Weighted-average assumptions used to determine benefit obligations and net periodic cost

	Pension Benefits							U.S. Postretirement Health Benefits
	2012		2011		2010			2012	2011	2010
	U.S.	Int'l	U.S.	Int'l	U.S.		Int'l

Discount rate	4.75%	4.80%	5.50%	5.24%	6.00%	(1)	5.72%	3.75%	5.25%	5.50%
Expected long-term rate of return on plan assets	8.00	4.95	8.00	5.48	8.75		6.23	–	–	–
Rate of increase in future compensation levels	–	2.79	–	2.95	3.59		2.99	–	–	–

(1) The ADPP and BRP were remeasured on August 1, 2010 at 5.40% to reflect the freezing of benefits under those plans effective December 31, 2010.

Pretax amounts recognized in Accumulated other comprehensive income (loss), including that of discontinued operations

	Pension Benefits				U.S. Postretirement Health Benefits
	2012		2011		2012	2011
(In millions)	U.S.	Int'l	U.S.	Int'l

Net actuarial loss	$558.8	$131.4	$480.2	$118.4	$29.9	$31.0
Prior service cost (credit)	1.5	2.9	1.8	3.3	(43.3)	(48.2)
Net transition obligation (assets)	–	.4	–	(.1)	–	–

Net amount recognized in accumulated other comprehensive loss (income)	$560.3	$134.7	$482.0	$121.6	$(13.4)	$(17.2)

Pretax amounts recognized in Other comprehensive loss (income), including that of discontinued operations

	Pension Benefits						U.S. Postretirement Health Benefits
	2012		2011		2010		2012	2011	2010
(In millions)	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Net actuarial loss	$93.5	$16.4	$133.6	$18.1	$15.9	$30.1	$1.7	$7.0	$1.9
Prior service cost (credit)	–	–	–	–	.8	.2	–	(34.1)	–

Net amount recognized in other comprehensive loss (income)	$93.5	$16.4	$133.6	$18.1	$16.7	$30.3	$1.7	$(27.1)	$1.9

Components of net periodic benefit cost

	Pension Benefits						U.S. Postretirement Health Benefits
	2012		2011		2010		2012	2011	2010
(In millions)	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Service cost	$.3	$9.1	$.3	$10.5	$19.1	$8.6	$–	$1.3	$1.2
Interest cost	40.3	24.5	40.2	26.3	32.2	23.8	.5	1.7	1.6
Expected return on plan assets	(45.9)	(22.1)	(45.7)	(24.9)	(38.9)	(25.7)	–	–	–
Recognized net actuarial loss	14.3	3.1	8.5	4.0	16.2	2.3	2.7	1.9	1.3
Amortization of prior service cost	.4	.4	.4	.4	.6	.4	(4.8)	(2.5)	(1.6)
Amortization of transition asset	–	(.5)	–	(.5)	–	(.5)	–	–	–
Recognized (gain) loss on curtailment	–	–	–	(.2)	2.4	(.9)	–	–	–
Recognized loss (gain) on settlement (1)	.6	–	–	(.1)	–	.4	–	–	–

Net periodic benefit cost	$10.0	$14.5	$3.7	$15.5	$31.6	$8.4	$(1.6)	$2.4	$2.5

(1) Represented settlement events in the U.S. in 2012, and Belgium and Korea in 2010.

Schedule of anticipated future benefit payments

	Pension Benefits		U.S. Postretirement Health Benefits

(In millions)	U.S.	Int'l

2013	$44.3	$20.6	$2.8
2014	45.7	20.9	2.2
2015	46.9	22.0	1.6
2016	48.5	23.0	1.1
2017	50.1	24.0	.9
2018 – 2022	285.3	139.0	2.4

Estimated Amortization Amounts in Accumulated Other Comprehensive Income, including that of discontinued operations

	Pension Benefits		U.S. Postretirement Health Benefits

(In millions)	U.S.	Int'l

Net actuarial loss	$19.2	$6.4	$2.7
Prior service cost (credit)	.4	.4	(4.8)
Net transition asset (obligation)	–	(.1)	–

Net amount to be recognized	$19.6	$6.7	$(2.1)

U.S.
Defined Benefit Plans
Schedule of fair value of plan assets (all in the ADPP)

The following table sets forth, by level within the fair value hierarchy, U.S. plan assets (all in the ADPP) at fair value as of year-end 2012:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Cash	$8.0	$8.0	$–	$–
Liability hedging portfolio
Pooled funds – Corporate debt/agencies	216.1	–	216.1	–

Total liability hedging portfolio	216.1	–	216.1	–

Growth portfolio (1)
Pooled funds – Global equities	65.2	–	65.2	–
Pooled funds – Global real estate investment trusts	43.3	–	43.3	–
Pooled funds – High yield bonds	63.7	–	63.7	–
Pooled funds – International	97.5	–	97.5	–
Pooled funds – U.S. equities	154.5	–	154.5	–

Total growth portfolio	424.2	–	424.2	–

Total U.S. plan assets at fair value	$648.3	$8.0	$640.3	$–

Other assets (2)	.2

Total U.S. plan assets	$648.5

(1) "Pooled funds – International" excludes U.S. equity securities; "Pooled funds – Global" includes U.S. equity securities.

(2) Included accrued recoverable taxes at year-end 2012.

                The following table sets forth, by level within the fair value hierarchy, U.S. plan assets (all in the ADPP) at fair value as of year-end 2011:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Cash	$.1	$.1	$–	$–
Fixed income securities
Treasury securities	94.9	94.9	–	–
Money market funds	18.0	–	18.0	–
Pooled funds – U.S. bonds	60.6	–	60.6	–
Agency securities	4.8	–	4.8	–
Corporate debt securities	20.4	–	20.4	–
Asset-backed securities	9.8	–	9.8	–
Government debt securities	3.2	–	3.2	–

Total fixed income securities	211.7	94.9	116.8	–

Equity securities
Equities – U.S. growth	33.7	33.7	–	–
Equities – U.S. value	80.8	80.8	–	–
Equities – International	16.7	16.7	–	–
Mutual fund – International	11.2	11.2	–	–
Pooled funds – U.S. equities	192.3	–	192.3	–
Pooled funds – International	13.8	–	13.8	–

Total equity securities	348.5	142.4	206.1	–

Total U.S. plan assets at fair value	$560.3	$237.4	$322.9	$–

Other payables (1)	(9.1)

Total U.S. plan assets	$551.2

(1) Included accrued receivables and pending broker settlements at year-end 2011.

Int'l
Defined Benefit Plans
Schedule of fair value of plan assets (all in the ADPP)

 The following table sets forth, by level within the fair value hierarchy, international plan assets at fair value as of year-end 2012:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Cash	$6.2	$6.2	$–	$–
Fixed income securities
Mutual funds	.3	.3	–	–
Pooled funds – European bonds	239.0	–	239.0	–
Pooled funds – Global bonds	9.0	–	9.0	–

Total fixed income securities	248.3	.3	248.0	–

Equity securities
Pooled funds – Asia Pacific region	12.7	–	12.7	–
Pooled funds – Emerging markets	18.5	–	18.5	–
Pooled funds – European region	46.3	–	46.3	–
Pooled funds – Global	81.5	–	81.5	–
Pooled funds – Real estate investment trusts	28.9	–	28.9	–
Pooled funds – U.S.	10.6	–	10.6	–

Total equity securities	198.5	–	198.5	–

Other investments
Pooled funds – Other	33.8	–	33.8	–
Insurance contracts	27.8	–	–	27.8

Total other investments	61.6	–	33.8	27.8

Total international plan assets at fair value	$514.6	$6.5	$480.3	$27.8

Other assets	.4

Total international plan assets	$515.0

        The following table sets forth, by level within the fair value hierarchy, international plan assets at fair value as of year-end 2011:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Cash	$11.7	$11.7	$–	$–
Fixed income securities
Mutual funds	.3	.3	–	–
Pooled funds – European bonds	211.9	–	211.9	–
Pooled funds – Global bonds	8.4	–	8.4	–

Total fixed income securities	220.6	.3	220.3	–

Equity securities
Pooled funds – Asia Pacific region	10.4	–	10.4	–
Pooled funds – Emerging markets	14.7	–	14.7	–
Pooled funds – European region	42.2	–	42.2	–
Pooled funds – Global	55.7	–	55.7	–
Pooled funds – Real estate investment trusts	20.5	–	20.5	–
Pooled funds – U.S.	9.9	–	9.9	–

Total equity securities	153.4	–	153.4	–

Other investments
Pooled funds – Other	28.7	–	28.7	–
Insurance contracts	26.5	–	–	26.5

Total other investments	55.2	–	28.7	26.5

Total international plan assets at fair value	$440.9	$12.0	$402.4	$26.5

Other assets (1)	.4

Total international plan assets	$441.3

(1) Included accrued receivables and pending broker settlements at year-end 2011.

Reconciliation of Level 3 assets

The following table presents a reconciliation of Level 3 assets held during the year ended December 29, 2012:

Level 3 Assets
(In millions)	Insurance Contracts

Balance at December 31, 2011	$26.5
Net realized and unrealized gain	.5
Purchases	2.0
Settlements	(1.7)
Impact of changes in foreign currency exchange rates	.5

Balance at December 29, 2012	$27.8

The following table presents a reconciliation of Level 3 assets held during the year ended December 31, 2011:

Level 3 Assets
(In millions)	Insurance Contracts

Balance at January 1, 2011	$27.3
Net realized and unrealized gain	.7
Purchases	3.5
Settlements	(3.4)
Transfer to assets held for sale	(1.6)
Impact of changes in foreign currency exchange rates	–

Balance at December 31, 2011	$26.5